Shareholder Report, Line Graph (Details) 194864_Leverage Shares 2x Long HOOD Daily ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Mar. 20, 2025	Oct. 31, 2025
Leverage Shares 2X Long HOOD Daily ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Leverage Shares 2x Long HOOD Daily ETF NAV
Accumulated Value	$ 10,000	$ 77,033
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 12,168